Annual Total Returns [BarChart] - Growth Fund - Fund Shares	Dec. 01, 2021
Bar Chart Table:
2011	(2.00%)
2012	17.93%
2013	35.63%
2014	14.80%
2015	5.63%
2016	6.41%
2017	28.42%
2018	(4.40%)
2019	27.65%
2020	37.02%